Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 192	$ 187
Recorded Investment, Total	399	416
Unpaid Principal Balance, Total	397	414
Average recorded investment, Total	393	443
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	37	41
With no related allowance recorded, Unpaid Principal Balance	37	40
Related Allowance, Total	19	18
With no related allowance recorded, Average recorded investment	33	37
With an allowance recorded, Recorded Investment	44	54
With an allowance recorded, Unpaid Principal Balance	42	53
With an allowance recorded, Average recorded investment	42	52
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	76	74
With no related allowance recorded, Unpaid Principal Balance	76	74
Related Allowance, Total	171	167
With no related allowance recorded, Average recorded investment	77	79
With an allowance recorded, Recorded Investment	232	238
With an allowance recorded, Unpaid Principal Balance	232	238
With an allowance recorded, Average recorded investment	230	263
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	2	2
With an allowance recorded, Recorded Investment	10	9
With an allowance recorded, Unpaid Principal Balance	10	9
With an allowance recorded, Average recorded investment	11	12
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	130	125
Recorded Investment, Total	710	767
Unpaid Principal Balance, Total	706	763
Average recorded investment, Total	772	824
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	3	3
With an allowance recorded, Recorded Investment	66	82
With an allowance recorded, Unpaid Principal Balance	66	82
With an allowance recorded, Average recorded investment	70	92
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	29	33
With no related allowance recorded, Unpaid Principal Balance	29	33
Related Allowance, Total	115	95
With no related allowance recorded, Average recorded investment	34	35
With an allowance recorded, Recorded Investment	570	607
With an allowance recorded, Unpaid Principal Balance	570	607
With an allowance recorded, Average recorded investment	625	657
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	5	7
With an allowance recorded, Recorded Investment	25	25
With an allowance recorded, Unpaid Principal Balance	21	21
With an allowance recorded, Average recorded investment	25	22
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	7	20
With an allowance recorded, Recorded Investment	20	20
With an allowance recorded, Unpaid Principal Balance	20	20
With an allowance recorded, Average recorded investment	$ 18	$ 18